Note 29 - Treasury Shares (Notes)	12 Months Ended
Dec. 31, 2020
Treasury Shares Abstract
Treasury Shares Explanatory

29. Treasury shares

In the years ended December 31, 2020, 2019 and 2018 the Group entities performed the following transactions with shares issued by the Bank:

Treasury shares (Millions of euros)
	2020		2019		2018
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	12.617.189	62	47.257.691	296	13.339.582	96
+ Purchases	234.691.887	807	214.925.699	1.088	279.903.844	1.683
- Sales and other changes	(232.956.244)	(830)	(249.566.201)	(1.298)	(245.985.735)	(1.505)
+/- Derivatives on BBVA shares	-	7	-	(23)	-	23
Balance at the end	14.352.832	46	12.617.189	62	47.257.691	296
Of which:
Held by BBVA, S.A.	592.832	9	-	-	-	-
Held by Corporación General Financiera, S.A.	13.760.000	37	12.617.189	62	47.257.691	296
Average purchase price in Euros	3,44	-	5,06	-	6,11	-
Average selling price in Euros	3,63	-	5,20	-	6,25	-
Net gains or losses on transactions (Shareholders' funds-Reserves)		-		13		(24)

The percentages of treasury shares held by the Group in the years ended December 31, 2020, 2019 and 2018 are as follows:

Treasury Stock
	2020			2019			2018
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury stock	0,008%	0,464%	0,215%	0,138%	0,746%	0,213%	0,200%	0,850%	0,709%

The number of BBVA shares accepted by the Group in pledge of loans as of December 31, 2020, 2019 and 2018 is as follows:

Shares of BBVA accepted in pledge
	2020	2019	2018
Number of shares in pledge	39.407.590	43.018.382	61.632.832
Nominal value	0,49	0,49	0,49
% of share capital	0,59%	0,65%	0,92%

The number of BBVA shares owned by third parties but under management of a company within the Group as of December 31, 2020, 2019 and 2018 is as follows:

Shares of BBVA owned by third parties but managed by the Group
	2020	2019	2018
Number of shares owned by third parties	18.266.509	23.807.398	25.306.229
Nominal value	0,49	0,49	0,49
% of share capital	0,27%	0,36%	0,38%